Property and equipment - Schedule of property and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 2,434	€ 2,399	€ 2,446
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	1,033	1,078	1,076
Property | Property plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	758	616	681
Property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	895	972
Equipment | Property plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	643	705	€ 689
- Data processing equipment | Property plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	218	213
- Other equipment | Property plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	426	492
- ROU cars | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	124	97
- ROU other leases | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 13	€ 9